Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.9%

Security	Principal Amount (000's omitted)*		Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)(2)		517	$ 64,612
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,487	2,176,613
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,884,916
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,555,736
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,420,445
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)		2,421	2,409,374
Series 2022-A, Class B, 9.52%, 12/15/26(1)		1,634	1,640,721
Series 2022-A, Class C, 0.00%, 12/15/26(1)		2,600	2,301,034
Series 2023-A, Class B, 10.00%, 1/17/28(1)		1,360	1,378,610
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	935,652
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	656,666
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)		3,166	3,104,844
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,396	1,353,640
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		1,200	1,133,783
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/25/49(1)		1,913	1,867,214
Series 2019-1A, Class C, 5.219%, 7/25/49(1)		3,110	3,027,890
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)		3,360	2,915,105
Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	1,965,499
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		1,342	1,286,504
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)		1,756	1,547,125
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,344	1,276,627
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		314	230,418
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		246	56,663
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		92	81,698
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	1,834,604
Neighborly Issuer, LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,579	2,247,789
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		858	860,926
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		254	236,665
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,571	1,458,449
Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,175	1,050,942
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		5,900	4,968,925
Security	Principal Amount (000's omitted)*		Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-5, Class C, 3.93%, 8/15/29(1)		4,015	$ 3,569,062
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)		2,250	2,202,106
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,472	2,183,989
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class D, 11.37%, (1 mo. SOFR + 6.014%), 7/25/51(1)(4)		1,050	1,047,315
Retained Vantage Data Centers Issuer, LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,312,555
Series 2023-1A, Class B, 5.75%, 9/15/48(1)		3,288	3,052,770
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		619	542,774
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,324	1,085,617
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,714	4,446,316
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		279	267,683
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,890	2,733,762
Stack Infrastructure Issuer, LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44(1)		720	699,203
Sunnova Helios II Issuer, LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,931	1,614,557
Sunnova Helios IV Issuer, LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		4,486	3,762,813
Sunnova Helios V Issuer, LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,741	1,407,833
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,748	3,600,216
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		841	693,819
Sunnova Sol Issuer, LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		2,056	1,767,299
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		380	356,039
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)		480	475,712
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)		357	350,306
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,216,408
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		628	541,181
Series 2020-A, Class C, 6.657%, 3/15/45(1)		271	215,573
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		1,441	1,437,147
Total Asset-Backed Securities (identified cost $102,266,329)			$94,511,744

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 6.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class M1B, 6.737%, (30-day average SOFR + 1.40%), 9/25/31(1)(4)	$4,195	$ 4,150,728
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.787%, (30-day average SOFR + 3.45%), 4/25/34(1)(4)	2,810	2,865,485
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	165	175,425
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.602%, (30-day average SOFR + 8.264%), 7/25/49(1)(4)	500	569,023
Series 2019-HQA4, Class B1, 8.402%, (30-day average SOFR + 3.064%), 11/25/49(1)(4)	837	863,033
Series 2020-DNA6, Class B1, 8.337%, (30-day average SOFR + 3.00%), 12/25/50(1)(4)	900	935,846
Series 2020-HQA2, Class B1, 9.552%, (30-day average SOFR + 4.214%), 3/25/50(1)(4)	1,748	1,909,796
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.802%, (30-day average SOFR + 4.464%), 7/25/31(1)(4)	1,295	1,390,601
Series 2019-R02, Class 1B1, 9.602%, (30-day average SOFR + 4.264%), 8/25/31(1)(4)	494	524,431
Series 2019-R03, Class 1B1, 9.552%, (30-day average SOFR + 4.214%), 9/25/31(1)(4)	1,012	1,075,732
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(4)	1,865	1,927,368
Series 2019-R07, Class 1B1, 8.852%, (30-day average SOFR + 3.514%), 10/25/39(1)(4)	4,664	4,800,587
Series 2020-R02, Class 2B1, 8.452%, (30-day average SOFR + 3.114%), 1/25/40(1)(4)	1,497	1,517,632
Series 2021-R01, Class 1B2, 11.337%, (30-day average SOFR + 6.00%), 10/25/41(1)(4)	4,457	4,597,708
Series 2021-R02, Class 2B1, 8.637%, (30-day average SOFR + 3.30%), 11/25/41(1)(4)	543	550,502
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	752,277
Series 2023-84, Class MW, 6.00%, 6/20/53	751	789,731
Series 2023-98, Class BW, 6.00%, 7/20/53	832	874,786
Series 2023-99, Class AL, 6.00%, 7/20/53	832	874,896
Series 2023-102, Class SG, 2.654%, (22.55% - 30-day average SOFR x 3.727), 7/20/53(5)	1,229	1,231,356
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,058,237
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,025,671
Series 2023-173, Class AX, 6.00%, 11/20/53	855	902,566
Home Re, Ltd., Series 2021-1, Class M2, 8.302%, (30-day average SOFR + 2.964%), 7/25/33(1)(4)	4,340	4,346,580
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(6)	1,050	1,060,654
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(6)	1,080	1,091,521
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(6)	975	978,647
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust:
2024 Participation, 11.06%, (30-day average SOFR + 5.75%), 12/24/24	$280	$ 280,172
Series 2018-GT2, Class A, 8.871%, (1 mo. SOFR + 3.515%), 8/25/25(1)(4)	1,308	1,308,220
Series 2022-FT1, Class A, 9.527%, (30-day average SOFR + 4.19%), 6/25/27(1)(4)	3,715	3,731,387
Triangle Re, Ltd., Series 2021-3, Class B1, 10.287%, (30-day average SOFR + 4.95%), 2/25/34(1)(4)	2,202	2,224,427
Total Collateralized Mortgage Obligations (identified cost $50,257,067)		$ 51,385,025

Commercial Mortgage-Backed Securities — 5.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	$11,165	$ 3,965,911
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	4,545	1,123,156
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	5,509	5,304,898
CSMC:
Series 2021-BPNY, Class A, 9.191%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)	2,725	2,419,324
Series 2022-CNTR, Class A, 9.306%, (1 mo. SOFR + 3.944%), 1/15/24(1)(4)	1,333	1,178,807
Extended Stay America Trust, Series 2021-ESH, Class D, 7.727%, (1 mo. SOFR + 2.364%), 7/15/38(1)(4)	2,334	2,296,576
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.702%, (30-day average SOFR + 3.364%), 10/25/49(1)(4)	2,470	2,411,643
Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(4)	3,176	3,078,794
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,485	349,858
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	1,120	74,127
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.789%, (1 mo. SOFR + 3.439%), 12/15/36(1)(4)	2,741	2,740,445
Med Trust:
Series 2021-MDLN, Class E, 8.626%, (1 mo. SOFR + 3.264%), 11/15/38(1)(4)	2,204	2,142,434
Series 2021-MDLN, Class F, 9.477%, (1 mo. SOFR + 4.114%), 11/15/38(1)(4)	2,224	2,139,360
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36(1)(4)(7)	6,576	6,382,679
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36(1)(4)(7)	3,045	2,924,650

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC, Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	$7,908	$ 7,665,479
Total Commercial Mortgage-Backed Securities (identified cost $59,773,089)		$ 46,198,141

Corporate Bonds — 65.4%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.2%
Celanese U.S. Holdings, LLC, 6.35%, 11/15/28	4,101	$ 4,304,762
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	1,500	1,486,958
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	1,470	1,562,085
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	2,596	2,341,877
		$ 9,695,682
Communications — 5.3%
AT&T, Inc.:
3.55%, 9/15/55	7,803	$ 5,615,542
3.65%, 6/1/51	1,784	1,344,952
6.808%, (3 mo. SOFR + 1.441%), 6/12/24(4)	1,597	1,602,653
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	5,425	4,206,300
5.125%, 7/1/49	2,520	2,049,906
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)(8)	1,630	1,557,069
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	2,000	1,989,770
Discovery Communications, LLC, 5.20%, 9/20/47	1,870	1,613,882
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	1,525	1,495,209
Rogers Communications, Inc., 3.80%, 3/15/32	5,630	5,182,643
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,378	1,078,136
SES S.A., 5.30%, 4/4/43(1)	820	620,309
Sprint, LLC:
7.125%, 6/15/24	6,864	6,898,402
7.625%, 2/15/25	3,700	3,767,029
7.625%, 3/1/26	3,000	3,136,056
		$42,157,858
Consumer, Cyclical — 8.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	1,458	$1,448,886
Brunswick Corp., 5.10%, 4/1/52	5,210	4,078,435
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	4,703	4,633,397
4.75%, 10/20/28(1)	2,475	2,435,534
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	3,983	2,844,876
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	1,700	1,607,703
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Co.:
3.25%, 2/12/32	2,879	$ 2,395,678
4.75%, 1/15/43	2,483	2,052,595
Ford Motor Credit Co., LLC:
5.125%, 6/16/25	6,700	6,618,691
7.122%, 11/7/33	1,316	1,418,625
7.35%, 3/6/30	3,450	3,709,089
General Motors Co., 5.15%, 4/1/38	3,000	2,844,413
Genuine Parts Co., 6.50%, 11/1/28	2,784	2,958,701
Hyatt Hotels Corp., 5.375%, 4/23/25	4,000	4,007,834
Hyundai Capital America:
5.70%, 6/26/30(1)(8)	3,143	3,220,338
5.80%, 6/26/25(1)	3,000	3,017,127
6.20%, 9/21/30(1)	1,505	1,585,951
6.50%, 1/16/29(1)	3,930	4,152,144
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,074	1,887,443
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,839	1,735,141
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(8)	1,775	1,617,480
Tapestry, Inc.:
7.00%, 11/27/26	1,045	1,083,779
7.35%, 11/27/28	2,912	3,056,516
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	1,550	1,367,224
5.141%, 3/15/52	1,257	1,079,695
		$66,857,295
Consumer, Non-cyclical — 3.5%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$689,549
4.25%, 11/1/29(1)	4,166	3,894,749
5.95%, 10/15/33(1)	2,870	2,926,334
Centene Corp.:
2.50%, 3/1/31	2,700	2,253,207
3.375%, 2/15/30	1,171	1,052,126
4.25%, 12/15/27	1,068	1,029,887
4.625%, 12/15/29	1,226	1,176,939
CVS Health Corp., 5.05%, 3/25/48	1,953	1,828,349
CVS Pass-Through Trust, 6.036%, 12/10/28	1,391	1,405,069
Grifols S.A., 4.75%, 10/15/28(1)(8)	1,700	1,543,609
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)(8)	58	53,611
9.875%, 8/15/30(1)	1,500	1,517,761
ModivCare, Inc., 5.875%, 11/15/25(1)	1,500	1,482,930
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,724,396
3.00%, 10/15/30(1)	238	195,571
5.20%, 4/1/29(1)	1,831	1,755,072
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)(8)	1,680	1,405,656

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,500	$ 1,445,110
			$ 27,379,925
Diversified — 0.3%
Inversiones La Construccion S.A., 4.75%, 2/7/32(9)		2,962	$ 2,504,760
			$ 2,504,760
Energy — 1.0%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		2,538	$ 1,252,784
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		939	931,291
Occidental Petroleum Corp., 7.50%, 5/1/31		3,500	3,929,240
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)		2,104	1,959,045
			$8,072,360
Financial — 36.9%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(10)		1,600	$1,636,002
AerCap Holdings N.V., 5.875% to 10/10/24, 10/10/79(8)(10)		504	498,213
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24		3,500	3,379,840
Affiliated Managers Group, Inc., 3.30%, 6/15/30		4,003	3,564,937
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(10)		3,515	3,706,926
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,600	2,593,500
Ally Financial, Inc., 6.848% to 1/3/29, 1/3/30(10)		5,500	5,655,103
American Assets Trust, L.P., 3.375%, 2/1/31		4,214	3,439,706
American National Group, LLC, 6.144%, 6/13/32(1)		2,600	2,500,569
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	1,945	2,428,932
Assurant, Inc., 6.10%, 2/27/26		988	1,004,527
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		4,604	4,699,826
6.375%, 7/15/30(1)		1,390	1,432,766
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(10)(11)		495	476,255
8.375% to 10/14/30(1)(10)(11)		1,195	1,179,991
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(10)		1,800	1,628,998
3.80%, 2/23/28		2,460	2,320,521
4.175% to 3/24/27, 3/24/28(10)		400	385,267
6.921%, 8/8/33		4,000	4,266,749
9.625% to 11/21/28(10)(11)		2,000	2,147,884
Bank Leumi Le-Israel BM, 7.129% to 4/18/28, 7/18/33(1)(9)(10)		2,137	2,104,133
Bank of America Corp.:
1.843% to 2/4/24, 2/4/25(10)		3,000	2,988,539
2.456% to 10/22/24, 10/22/25(10)		3,900	3,798,522
4.376% to 4/27/27, 4/27/28(10)		662	647,356
4.571% to 4/27/32, 4/27/33(10)		3,603	3,436,064
5.819% to 9/15/28, 9/15/29(10)		1,411	1,457,414
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
5.872% to 9/15/33, 9/15/34(10)	933	$ 977,211
5.933% to 9/15/26, 9/15/27(10)	4,570	4,665,078
Bank of Montreal, 5.266%, 12/11/26	3,805	3,859,067
Bank of Nova Scotia (The), 4.90% to 6/4/25(10)(11)	5,896	5,646,317
BBVA Bancomer S.A./Texas:
5.125% to 1/18/28, 1/18/33(1)(10)	3,947	3,579,317
8.45% to 6/29/33, 6/29/38(1)(10)	1,577	1,682,840
BNP Paribas S.A.:
7.75% to 8/16/29(1)(10)(11)	1,714	1,753,885
8.50% to 8/14/28(1)(10)(11)	700	734,807
9.25% to 11/17/27(1)(8)(10)(11)	1,314	1,408,431
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(10)	1,261	1,037,861
6.714% to 10/19/28, 10/19/29(1)(10)	2,944	3,103,071
Broadstone Net Lease, LLC, 2.60%, 9/15/31	2,073	1,609,255
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(10)	3,405	3,476,184
6.84% to 9/13/33, 9/13/34(1)(10)	730	771,594
Capital One Financial Corp., 6.312% to 6/8/28, 6/8/29(10)	2,885	2,961,067
CBRE Services, Inc., 5.95%, 8/15/34	2,620	2,754,938
Charles Schwab Corp. (The):
4.00% to 6/1/26(10)(11)	1,726	1,523,591
6.136% to 8/24/33, 8/24/34(10)	2,299	2,424,203
CI Financial Corp.:
3.20%, 12/17/30	4,088	3,232,511
4.10%, 6/15/51	2,966	1,744,251
Citigroup, Inc., 4.00% to 12/10/25(10)(11)	2,510	2,316,509
Corporate Office Properties, L.P., 2.90%, 12/1/33	3,595	2,810,451
Credit Suisse AG, 4.75%, 8/9/24	2,625	2,609,859
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)(8)	1,500	1,494,022
Discover Bank, 5.974%, 8/9/28(10)	4,370	4,213,361
EPR Properties:
3.75%, 8/15/29	4,607	4,057,518
4.95%, 4/15/28	3,870	3,674,729
Extra Space Storage, L.P.:
2.55%, 6/1/31	2,585	2,159,158
5.70%, 4/1/28	2,000	2,051,537
Fifth Third Bancorp, 6.339% to 7/27/28, 7/27/29(10)	2,142	2,231,085
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,781	5,561,469
7.95%, 6/15/33(1)	610	676,801
Goldman Sachs Group, Inc. (The), 3.272% to 9/29/24, 9/29/25(10)	4,000	3,932,814
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,750	2,586,359
3.75%, 9/15/30(1)(8)	4,715	3,977,081
6.00%, 4/15/25(1)	193	192,656

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
HSBC Holdings PLC:
6.161% to 3/9/28, 3/9/29(10)	1,791	$ 1,850,585
7.39% to 11/3/27, 11/3/28(10)	4,008	4,297,303
ING Groep NV, 4.625%, 1/6/26(1)	3,775	3,751,418
Intesa Sanpaolo SpA:
7.778% to 6/20/53, 6/20/54(1)(10)	2,100	2,167,863
8.248% to 11/21/32, 11/21/33(1)(10)	3,523	3,825,866
Itau Unibanco Holding S.A., 3.875% to 1/15/26, 4/15/31(1)(10)	2,339	2,241,896
JPMorgan Chase & Co.:
3.845% to 6/14/24, 6/14/25(10)	3,675	3,646,314
4.203% to 7/23/28, 7/23/29(10)	2,600	2,528,355
5.35% to 6/1/33, 6/1/34(10)	5,384	5,463,847
5.546% to 12/15/24, 12/15/25(10)	5,800	5,805,836
6.087% to 10/23/28, 10/23/29(10)	4,032	4,241,403
KeyBank, N.A.:
4.15%, 8/8/25	2,290	2,221,241
5.85%, 11/15/27	2,912	2,911,983
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	5,566	4,674,634
LPL Holdings, Inc., 6.75%, 11/17/28	1,680	1,791,964
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	3,675	3,875,051
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(10)(11)	5,132	4,796,715
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	3,754	3,306,414
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(10)	4,317	4,028,579
SITE Centers Corp., 3.625%, 2/1/25	3,000	2,916,712
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(10)	1,815	1,813,627
Stifel Financial Corp.:
4.00%, 5/15/30	3,254	2,954,942
4.25%, 7/18/24	3,000	2,971,112
Sun Communities Operating, L.P.:
2.70%, 7/15/31	1,360	1,134,198
4.20%, 4/15/32	870	794,413
Synchrony Bank, 5.40%, 8/22/25	3,225	3,178,391
Synchrony Financial, 4.875%, 6/13/25	628	617,800
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(10)	2,376	1,942,538
5.625%, 2/15/28	2,126	2,044,307
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	3,542	3,075,733
Toronto-Dominion Bank (The):
5.264%, 12/11/26	4,000	4,080,552
8.125% to 10/31/27, 10/31/82(10)	6,955	7,256,075
Truist Financial Corp.:
5.10% to 3/1/30(10)(11)	3,231	2,944,102
6.123% to 10/28/32, 10/28/33(10)	3,450	3,584,183
U.S. Bancorp:
5.836% to 6/10/33, 6/12/34(10)	3,781	3,901,871
5.85% to 10/21/32, 10/21/33(10)	2,350	2,422,469
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
UBS Group AG:
4.375% to 2/10/31(1)(10)(11)		3,883	$ 3,076,419
4.703% to 8/5/26, 8/5/27(1)(10)		918	905,368
6.442% to 8/11/27, 8/11/28(1)(10)		2,170	2,254,944
9.25% to 11/13/28(1)(10)(11)		3,150	3,406,023
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		1,295	1,219,490
5.861% to 6/19/27, 6/19/32(1)(10)		3,643	3,568,096
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(8)		1,700	1,188,609
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(10)		4,000	3,959,781
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)		1,406	1,144,440
			$292,652,890
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	36,300	$2,095,507
			$2,095,507
Industrial — 2.4%
AP Moller - Maersk A/S, 5.875%, 9/14/33(1)		2,500	$2,610,887
Avnet, Inc., 3.00%, 5/15/31		7,000	5,918,489
Cemex SAB de CV, 9.125% to 3/14/28(1)(10)(11)		2,207	2,353,214
Jabil, Inc., 3.00%, 1/15/31		1,253	1,086,729
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)		3,585	3,766,032
Seaspan Corp., 5.50%, 8/1/29(1)		1,800	1,507,409
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		1,550	1,522,338
			$18,765,098
Technology — 3.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)(8)		1,700	$1,596,936
Concentrix Corp.:
6.60%, 8/2/28		5,774	5,944,528
6.85%, 8/2/33		1,764	1,815,595
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)		2,894	2,975,838
Kyndryl Holdings, Inc.:
2.70%, 10/15/28		5,262	4,642,575
3.15%, 10/15/31		3,666	3,066,114
4.10%, 10/15/41		275	206,756
NXP B.V./NXP Funding, LLC, 4.875%, 3/1/24		3,700	3,693,264
Seagate HDD Cayman, 5.75%, 12/1/34		2,871	2,762,288
			$26,703,894
Utilities — 2.7%
AES Corp. (The), 2.45%, 1/15/31		3,947	$3,318,481
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)		1,129	984,889
Enel Finance International N.V., 5.00%, 6/15/32(1)		3,658	3,571,056
New England Power Co., 5.936%, 11/25/52(1)		3,127	3,275,739

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	3,000	$ 2,664,182
6.051%, 3/1/25	3,400	3,432,402
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	136	131,969
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,744	1,650,948
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,756,485
		$ 21,786,151
Total Corporate Bonds (identified cost $529,470,522)		$518,671,420

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(12)(13)	$1,000	$ 997,720
Total High Social Impact Investments (identified cost $1,000,000)		$ 997,720

Preferred Stocks — 0.8%

Security	Shares	Value
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	70,736	$ 812,757
Series A2, 6.375%	212,000	2,734,800
		$ 3,547,557
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	71,223	$ 1,271,331
6.25%	57,150	1,111,567
		$2,382,898
Total Preferred Stocks (identified cost $10,357,735)		$5,930,455

Senior Floating-Rate Loans(14) — 0.2%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 3/15/27	$1,620	$ 1,108,694
Total Senior Floating-Rate Loans (identified cost $1,612,721)		$ 1,108,694

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.1%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 2.984%, 6/1/33	$1,000	$ 866,880
		$ 866,880
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 873,645
		$ 873,645
Total Taxable Municipal Obligations (identified cost $2,120,000)		$ 1,740,525

U.S. Government Agency Mortgage-Backed Securities — 6.7%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 30-Year, TBA(15)	$53,655	$ 53,135,190
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $53,098,704)		$ 53,135,190

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$14,250	$ 7,683,311
3.375%, 8/15/42	3,548	3,164,867
3.625%, 5/15/53	2,810	2,598,591
3.875%, 2/15/43	1,698	1,619,600
3.875%, 5/15/43	2,544	2,426,141
4.125%, 8/15/53	680	687,544
4.375%, 8/15/43	765	773,487

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.875%, 8/15/33	$1,685	$ 1,683,420
4.375%, 11/30/28	2,815	2,880,976
4.50%, 11/15/33	2,093	2,197,977
4.875%, 11/30/25	1,300	1,313,559
Total U.S. Treasury Obligations (identified cost $26,785,427)		$ 27,029,473

Short-Term Investments — 3.8%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(16)	18,766,315	$ 18,766,315
Total Affiliated Fund (identified cost $18,766,315)		$ 18,766,315
Securities Lending Collateral — 1.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(17)	11,117,070	$ 11,117,070
Total Securities Lending Collateral (identified cost $11,117,070)		$ 11,117,070
Total Short-Term Investments (identified cost $29,883,385)		$ 29,883,385
Total Investments — 104.8% (identified cost $866,624,979)		$830,591,772
Other Assets, Less Liabilities — (4.8)%		$(37,801,869)
Net Assets — 100.0%		$792,789,903

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $367,725,622 or 46.4% of the Fund's net assets.
(2)	Issuer is in default with respect to interest and/or principal payments.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.
(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2023.
(6)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $13,616,664 and the total market value of the collateral received by the Fund was $14,070,525, comprised of cash of $11,117,070 and U.S. government and/or agencies securities of $2,953,455.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $7,037,825 or 0.9% of the Fund's net assets.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	May be deemed to be an affiliated company.
(13)	Restricted security. Total market value of restricted securities amounts to $997,720, which represents 0.1% of the net assets of the Fund as of December 31, 2023.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	18,239,443	USD	3,689,656	State Street Bank and Trust Company	2/8/24	$56,918	$ —
USD	4,110,918	CAD	5,612,896	Citibank, N.A.	2/8/24	—	(127,256)
USD	2,210,395	EUR	2,050,537	UBS AG	2/8/24	—	(56,492)
						$56,918	$(183,748)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	872	Long	3/28/24	$179,557,062	$1,777,612
U.S. 5-Year Treasury Note	393	Long	3/28/24	42,747,961	773,118
U.S. 10-Year Treasury Note	99	Long	3/19/24	11,176,172	405,874
U.S. Long Treasury Bond	367	Long	3/19/24	45,852,063	3,369,987
U.S. Ultra-Long Treasury Bond	199	Long	3/19/24	26,585,156	2,416,451
					$8,743,042
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
MXN	– Mexican Peso
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $29,071,364, which represents 3.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.035%, (1 mo. SOFR + 2.692%), 5/15/36	$6,288,978	$ —	$ —	$ —	$ 92,727	$ 6,382,679	$135,693	$ 6,576,000
Series 2019-BPR, Class C, 8.985%, (1 mo. SOFR + 3.642%), 5/15/36	2,882,406	—	—	—	42,244	2,924,650	69,774	3,045,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,479,435	—	(1,500,000)	—	20,565	—	4,625	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	(2,280)	997,720	2,222	1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	9,680,308	146,102,195	(137,016,188)	—	—	18,766,315	211,674	18,766,315
Total				$ —	$153,256	$29,071,364	$423,988

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$94,511,744	$ —	$94,511,744
Collateralized Mortgage Obligations	—	51,385,025	—	51,385,025
Commercial Mortgage-Backed Securities	—	46,198,141	—	46,198,141
Corporate Bonds	—	518,671,420	—	518,671,420
High Social Impact Investments	—	997,720	—	997,720
Preferred Stocks	5,930,455	—	—	5,930,455
Senior Floating-Rate Loans	—	1,108,694	—	1,108,694
Taxable Municipal Obligations	—	1,740,525	—	1,740,525
U.S. Government Agency Mortgage-Backed Securities	—	53,135,190	—	53,135,190
U.S. Treasury Obligations	—	27,029,473	—	27,029,473
Short-Term Investments:
Affiliated Fund	18,766,315	—	—	18,766,315

Calvert
Income Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$11,117,070	$ —	$ —	$11,117,070
Total Investments	$35,813,840	$794,777,932	$ —	$830,591,772
Forward Foreign Currency Exchange Contracts	$ —	$56,918	$ —	$56,918
Futures Contracts	8,743,042	—	—	8,743,042
Total	$44,556,882	$794,834,850	$ —	$839,391,732
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(183,748)	$ —	$(183,748)
Total	$ —	$(183,748)	$ —	$(183,748)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.